Other Financial Assets	12 Months Ended
Dec. 31, 2022
Other Financial Assets [Abstract]
Other Financial Assets
13.	Other Financial Assets

(1)	Other financial assets as of December 31, 2021 and 2022 are as follows:

			2021		2022
			Current	Non-current	Current	Non-current
			In millions of won
Loans	￦		88,406	903,397	132,890	968,468
Less: Allowance for doubtful accounts			(10)	(52,667)	(13)	(54,824)
Less: Present value discount			(807)	(29,248)	(816)	(32,334)

			87,589	821,482	132,061	881,310

Long-term / short-term financial instruments			1,278,014	450,494	666,758	686,322

		￦	1,365,603	1,271,976	798,819	1,567,632

(2)	Loans as of December 31, 2021 and 2022 are as follows:

		2021
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	28,975	—	(807)	28,168
Loans for housing		25,750	—	—	25,750
Other loans		33,681	(10)	—	33,671

		88,406	(10)	(807)	87,589

Long-term loans
Loans for tuition		431,002	(37,783)	(29,248)	363,971
Loans for housing		282,833	—	—	282,833
Loans for related parties		150,541	(14,861)	—	135,680
Fisheries loan		203	—	—	203
Other loans		38,818	(23)	—	38,795

		903,397	(52,667)	(29,248)	821,482

	￦	991,803	(52,677)	(30,055)	909,071

		2022
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	30,261	—	(816)	29,445
Loans for housing		29,630	—	—	29,630
Other loans		72,999	(13)	—	72,986

		132,890	(13)	(816)	132,061

Long-term loans
Loans for tuition		436,131	(37,783)	(32,334)	366,014
Loans for housing		309,446	—	—	309,446
Loans for related parties		187,728	(17,041)	—	170,687
Other loans		35,163	—	—	35,163

		968,468	(54,824)	(32,334)	881,310

	￦	1,101,358	(54,837)	(33,150)	1,013,371

(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022
		In millions of won
Beginning balance	￦	15,094	20,267	52,677
Bad debt expense		5,173	30,942	2,180
Other		—	1,468	(20)

Ending balance	￦	20,267	52,677	54,837

(4)	Long-term and short-term financial instruments as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	976,899	103,607	428,813	130,570
CD		—	—	30,000	—
Others		301,115	346,887	207,945	555,752

	￦	1,278,014	450,494	666,758	686,322